Other disclosures - Commitments - Other Guarantees and Security for Debt (Details) - DKK (kr) kr in Millions	Dec. 31, 2018	Dec. 31, 2017
Additional information [abstract]
Other guarantees primarily related to guarantees issued by Novo Nordisk in relation to rented property	kr 973	kr 752
Land, buildings and equipment etc at carrying amount	kr 2	kr 3